Document and Entity Information	6 Months Ended
Jun. 30, 2021
Document and Entity Information [Abstract]
Document Type	6-K/A
Entity Registrant Name	Vale S.A.
Entity Address, Address Line One	Praia de Botafogo nº 186
Entity Address, Address Line Two	18º andar
Entity Address, Address Line Three	Botafogo
Entity Address, City or Town	Rio de Janeiro
Entity Address, Country	BR
Entity Central Index Key	0000917851
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Amendment Flag	false
Document Period End Date	Jun. 30, 2021